Income tax incurred and deferred: Temporal differences (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax incurred and deferred:
Undistributed utilities	$ 4,911,412	$ 4,903,164
Tax rate	30.00%	30.00%	30.00%
Deferred income tax liabilities unrecognized with the previous temporary differences	$ 1,473,424	$ 1,470,949